Financial Instruments - Summary of Financial Assets and Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions		Jun. 30, 2023	Dec. 31, 2022		Jun. 30, 2022
Disclosure Of Share Capital [Line Items]
Current lease liabilities		$ 53			$ 56
Non-current lease liabilities		177			$ 179
Other financial liabilities	[1]	$ 124	$ 812	[2]
Share Repurchase Program [Member]
Disclosure Of Share Capital [Line Items]
Other financial liabilities			$ 718

[1]	Includes lease liabilities of $53 million (2022 - $56 million).
[2]	Includes a commitment to repurchase up to $718 million of shares related to the Company’s automatic share repurchase plan with its broker to repurhcase the Company’s shares during its internal trading blackout period. See note 16.